Revenue and Other Operating Income - Summary of Revenues and Other Operating Income - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue form differential in price	$ 142,367,584
Amount of revenue transfer to final customers through its subsidiary	87,906,446
Foregoing revenue recognized	121,117,605
Revenues from Central Tarapacá indemnization	4,380,934	$ 21,987,899	$ 0
Revenue recovered from customers with unrecorded consumption	2,746,764	2,847,740	1,968,203
Revenues from late payment of invoice amount	485,684	675,202	1,299,470
Revenues from other operating income services	7,724,113	11,470,349	15,280,378
Others [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	3,589,156	1,881,702	3,215,295
Facilities leases	3,835,198	0	0
Municipalities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	45,768,456	36,878,861	36,165,698
Government Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	20,432,048	20,246,633	20,080,121
Agricultural Sector Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	9,100,691	6,173,077	5,811,319
Public Services Companies and Telecommunications [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	24,818,503	26,636,066	33,649,705
Educational Area [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	9,367,933	12,470,709	14,015,433
Health Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	$ 18,975,909	$ 19,629,502	$ 18,290,164